Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN CUSTODIAN FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2018